Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2024	December 31, 2025
	US$	US$
Trade payables	2,513,802	450,593
Accruals	1,653,008	668,344
Sundry payables	248,323	12,118,112
	4,415,133	13,237,049

Schedule of Trade and Other Payables Not Denominated in Functional Currency	The currency profiles of the Company’s trade and other payables at the end of the reporting date are as follows:
	December 31, 2024	December 31, 2025
	US$	US$
Malaysia ringgit	4,220,536	4,501,621